Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Financial Risk Management [Abstract]
Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate

The balances held at the end of the year that give rise to currency risk exposure are presented in USD in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2021 and June 30, 2020 would have had on the Group’s reported net profits/(losses) and/or equity balance.

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2021	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 2	$0	$(0)
Bank accounts - CHF	CHF 68	$15	$(15)
Bank accounts - SGD	SGD 33	$5	$(5)
Bank accounts - EUR	EUR 147	$35	$(35)
Trade and other receivables - SGD	SGD 369	$55	$(55)
Trade and other receivables - CHF	CHF 5	$1	$(1)
Trade and other receivables - EUR	EUR 136	$32	$(32)
Trade payables and accruals - USD	(USD 1,792)	$(358)	$358
Trade payables and accruals - AUD	(AUD 392)	$(59)	$59
Trade payables and accruals - SGD	(SGD 356)	$(53)	$53
Trade payables and accruals - GBP	(GBP 47)	$(13)	$13
Trade payables and accruals - EUR	EUR (53)	$(13)	$13
Trade payables and accruals - CHF	(CHF 53)	$(12)	$12
Provisions - USD	(USD 1,750)	$(350)	$350
Provisions - SGD	(SGD 94)	$(14)	$14
		$(729)	$729

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2020	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 402	$80	$(80)
Bank accounts - CHF	CHF 87	$18	$(18)
Bank accounts - SGD	SGD 112	$16	$(16)
Bank accounts - EUR	EUR 46	$10	$(10)
Trade and other receivables - SGD	SGD 141	$20	$(20)
Trade and other receivables - CHF	CHF 2	$0	$(0)
Trade and other receivables - EUR	EUR 43	$10	$(10)
Trade payables and accruals - USD	(USD 4,872)	$(974)	$974
Trade payables and accruals - AUD	(AUD 731)	$(100)	$100
Trade payables and accruals - SGD	(SGD 124)	$(18)	$18
Trade payables and accruals - GBP	(GBP 60)	$(15)	$15
Trade payables and accruals - EUR	(EUR 124)	$(28)	$28
Trade payables and accruals - CHF	(CHF 37)	$(8)	$8
Provisions - USD	(USD 0)	$(350)	$350
Provisions - SGD	(SGD 98)	$(14)	$14
		$(1,353)	$1,353

Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	June 30, 2021		June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	52,864	55%	27,949	31%
Non-current borrowings
Variable rate borrowings - Hercules	—	0%	21,951	25%
	52,864	55%	49,900	56%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	June 30, 2021			June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.70%	9.70%	52,864(1)	9.70%	9.70%	49,900(1)
Rate increase by 5%	10.19%	10.19%	243	10.19%	10.19%	243
Rate decrease by 5%	9.22%	9.22%	(243)	9.22%	9.22%	(243)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of June 30, 2021 and June 30, 2020.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2021 and June 30, 2020. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	June 30, 2021			June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.00%(1)	0.00%(1)	107,564	0.03%	0.03%	102,925
Rate increase by 10%	0.03%(1)	0.03%(1)	32	0.03%	0.03%	3
Rate decrease by 10%	0.03%(1)	0.03%(1)	(32)	0.03%	0.03%	(3)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	0.24%	0.24%	600	0.86%	0.86%	600
Rate increase by 10%	0.26%	0.26%	0	0.95%	0.95%	1
Rate decrease by 10%	0.22%	0.22%	(0)	0.77%	0.77%	(1)

(1)	The interest rate reduced to 0% for the year ended June 30, 2021. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is the opening rate on July 1, 2020.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	June 30, 2021		June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	336	0%	4,506	5%
Non-current borrowings
Borrowings - NovaQuest	41,045	45%	35,072	39%
	41,381	45%	39,578	44%

Schedule of Group's Receivables

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The Group does not generally have trade receivables. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	451	412
Cash at bank (Note 5(a)) - minimum A rated	136,430	128,916
Trade and other receivables
Receivable from other parties (non-rated)	2,122	801
Receivable from the Australian Government (Income Tax)	—	—
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from minimum A rated bank deposits (interest)	257	250
Receivable from the Australian Government (Goods and Services Tax)	388	171
Receivable from the United States Government (Income Tax)	3	—
Receivable from the Swiss Government (Value-Added Tax)	—	2
Receivable from the United States Government (U.S. tax credits)	1,473	—
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	—	1,473

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

As of June 30, 2021, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(57,378)	(5,558)	(79,150)	—	(142,086)	(94,245)
Trade payables	(19,598)	—	—	—	(19,598)	(19,598)
Lease liabilities	(3,373)	(3,400)	(5,894)	—	(12,667)	(11,250)
Contingent consideration(3)	(1,019)	(1,824)	(13,046)	—	(15,889)	(7,081)
	(81,368)	(10,782)	(98,090)	—	(190,240)	(132,174)